Operating and Direct Financing Leases - Schedule of Estimated Future Minimum Rental Payments to be Received and Paid Under Lease Contracts (Parenthetical) (Detail) (USD $)
In Millions, unless otherwise specified
Dec. 31, 2012
Operating Leased Assets [Line Items]
Head lease payment received	$ 149.0
Sublease payment made	90.6
Deferred Head Lease receipts	$ 39.1